Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments [Abstract]
Aggregate Carrying And Approximate Market Values Of Available-For-Sale Securities

	December 31, 2015				December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available-for-sale:
U.S. Treasuries and U.S.
government agencies	$5	$—	$—	$5	$1,816	$11	$—	$1,827
Obligations of states and
political subdivisions	49,725	979	7	50,697	41,382	722	8	42,096
Mortgage-backed securities:
U.S. government agencies	287,933	2,285	2,021	288,197	185,831	3,470	1,973	187,328
Private label	1,222	9	—	1,231	1,700	8	4	1,704
Trust preferred
securities	6,550	463	1,155	5,858	9,763	425	1,152	9,036
Corporate securities	18,793	221	321	18,693	7,806	204	693	7,317
Total Debt Securities	364,228	3,957	3,504	364,681	248,298	4,840	3,830	249,308
Marketable equity securities	2,131	1,142	—	3,273	2,131	1,082	—	3,213
Investment funds	1,525	—	13	1,512	1,525	—	3	1,522
Total Securities
Available-for-Sale	$367,884	$5,099	$3,517	$369,466	$251,954	$5,922	$3,833	$254,043

Aggregate Carrying And Approximate Market Values Of Held-To-Maturity Securities

	December 31, 2015				December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities held-to-maturity
U.S. government agencies	$84,937	$1,949	$76	$86,810	$86,742	$2,733	$—	$89,475
Trust preferred securities	4,000	—	—	4,000	4,044	672	—	4,716
Total Securities
Held-to-Maturity	$88,937	$1,949	$76	$90,810	$90,786	$3,405	$—	$94,191

Other investment securities:
Non-marketable equity securities	$12,915	$—	$—	$12,915	$9,857	$—	$—	$9,857
Total Other Investment
Securities	$12,915	$—	$—	$12,915	$9,857	$—	$—	$9,857

Gross Unrealized Losses And Fair Value Of Investments
The following table shows the gross unrealized losses and fair value of the Company’s investments aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position (in thousands):

	December 31, 2015
	Less Than Twelve Months		Twelve Months or Greater		Total
	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Securities available-for-sale:
Obligations of states and political subdivisions	$2,406	$5	$128	$2	$2,534	$7
Mortgage-backed securities:
U.S. Government agencies	129,612	688	34,044	1,333	163,656	2,021
Private label	—	—	—	—	—	—
Trust preferred securities	—	—	4,769	1,155	4,769	1,155
Corporate securities	10,856	174	2,231	147	13,087	321
Investment funds	—	—	1,488	13	1,488	13
Total	$142,874	$867	$42,660	$2,650	$185,534	$3,517

	December 31, 2014
	Less Than Twelve Months		Twelve Months or Greater		Total
	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Securities available-for-sale:
Obligations of states and political subdivisions	$1,559	$3	$125	$5	$1,684	$8
Mortgage-backed securities:
U.S. Government agencies	—	—	60,122	1,973	60,122	1,973
Private label	1,277	4	—	—	1,277	4
Trust preferred securities	—	—	4,760	1,152	4,760	1,152
Corporate securities	—	—	4,049	693	4,049	693
Investment funds	—	—	1,496	3	1,496	3
Total	$2,836	$7	$70,552	$3,826	$73,388	$3,833

Credit Loss Component Of OTTI On Debt Securities Recognized In Earnings
The following table presents a progression of the credit loss component of OTTI on debt and equity securities recognized in earnings during the years ended December 31, 2015 and 2014 (in thousands).  The credit loss component represents the difference between the present value of expected future cash flows and the amortized cost basis of the security.  The credit component of OTTI recognized in earnings during a period is presented in two parts based upon whether the credit impairment in the current period is the first time the security was credit impaired (initial credit impairment) or if there is additional credit impairment on a security that was credit impaired in previous periods.

	Debt Securities	Equity Securities	Total
Balance at January 1, 2014	$20,186	$4,698	$24,884
Additions:
Additional credit impairment	—	—	—
Deductions:
Called or Sold	(3,600)	(3,114)	(6,714)
Balance at December 31, 2014	16,586	1,584	18,170
Additions:
Additional credit impairment	—	—	—
Deductions:
Called or Sold	—	—	—
Balance at December 31, 2015	$16,586	$1,584	$18,170

Amortized Cost And Estimated Fair Value Of Debt Securities By Contractual Maturity
The amortized cost and estimated fair value of debt securities at December 31, 2015, by contractual maturity, are shown in the following table (in thousands).  Expected maturities will differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.  Mortgage-backed securities have been allocated to their respective maturity groupings based on their contractual maturity.

	Cost	Estimated Fair Value
Securities Available-for-Sale
Due in one year or less	$2,716	$2,740
Due after one year through five years	24,037	16,267
Due after five years through ten years	33,285	42,038
Due after ten years	304,190	303,636
	$364,228	$364,681
Securities Held-to-Maturity
Due in one year or less	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	—	—
Due after ten years	88,937	90,810
	$88,937	$90,810

Gross Gains And Losses Realized
Gross gains and gross losses realized by the Company from investment security transactions are summarized in the table below (in thousands):

	For the year ended December 31,
	2015	2014	2013

Gross realized gains	$2,142	$1,256	$764
Gross realized losses	(12)	(100)	—
Investment security gains (losses)	$2,130	$1,156	$764